Goldman Sachs SP 500 Premium Income ETF Expense Example - Goldman Sachs SP 500 Premium Income ETF - Goldman Sachs SP 500 Premium Income ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	190
Expense Example, with Redemption, 10 Years	$ 437